Income and Expenses - Schedule of Other Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Government grant income	[1]	$ 852,843	$ 1,207,154	$ 1,952,418
Other operating income	[2]	544,080	455,943
Others		303,589	167,802	2
Total other income		$ 1,700,512	$ 1,830,899	$ 1,952,420

[1]	Government grant income in FY2024 was provided by Singapore Government mainly through the Progressive Wage Credit Scheme and Enabling Employment Credit.
[2]	Other operating income was related to a license grant fee charge to YY Circle (Thailand) Ltd and YY Circle (HK) Pte Ltd, which are unrelated parties with the Company.